Long-Term Debt	12 Months Ended
Dec. 31, 2024
Long-Term Debt.
Long-Term Debt

17) Long-Term Debt

Long-term debt as of December 31, 2024 and 2023, consisted of the following:

		December 31,	December 31,
(U.S. Dollars in thousands)	Vessel	2024	2023
$345 million loan facility	Anna Knutsen, Tordis Knutsen, Vigdis Knutsen, Brasil Knutsen, Lena Knutsen	$263,438	$288,534
$240 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	186,792	222,264
Hilda loan facility	Hilda Knutsen	56,250	60,000
$172.5 million loan facility	Dan Sabia	—	10,370
$192.1 million loan facility	Tove Kuntsen, Synnøve Knutsen	144,597	153,702
$69 million Tuva loan facility	Tuva Knutsen	67,744	—
$25 million revolving credit facility with NTT		1,500	25,000
$25 million revolving credit facility with Shinsei		25,000	25,000
Raquel Sale & Leaseback	Raquel Knutsen	73,653	79,070
Torill Sale & Leaseback	Torill Knutsen	90,679	99,065
Total long-term debt		$909,653	$963,005
Less: current installments		258,739	101,010
Less: unamortized deferred loan issuance costs		2,080	2,050
Current portion of long-term debt		256,659	98,960
Amounts due after one year		650,914	861,995
Less: unamortized deferred loan issuance costs		2,839	4,166
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$648,075	$857,829

The Partnership’s outstanding debt of $909.7 million as of December 31, 2024 is repayable as follows :

	Sale &	Period
(U.S. Dollars in thousands)	Leaseback	repayment	Balloon repayment	Total
2025	$14,399	$81,257	$163,083	$258,739
2026	15,060	64,272	219,521	298,853
2027	15,751	31,525	93,598	140,874
2028	16,520	13,241	78,824	108,585
2029	17,232	—	—	17,232
2030 and thereafter	85,370	—	—	85,370
Total	$164,332	$190,295	$555,026	$909,653

As of December 31, 2024, the interest rates on the Partnership’s loan agreements were SOFR plus a fixed margin ranging from 2.0% to 2.5%, except for the Dan Sabia Facility that bore interest based on LIBOR until it was fully repaid in January 2024.

As shown on the balance sheet at December 31, 2024 and as disclosed in the table above, the Partnership has significant debt coming due within one year, of which approximately $163.1 million relates to balloon repayments on certain facilities as described further below. The Partnership has commenced discussions and negotiations with its lending group and other institutions and advisors concerning the refinancing of all of its credit facilities that mature in 2025. However, if the Partnership is not able to secure the refinancing of this debt, there will be insufficient liquid funds necessary to repay the debt at maturity.

Although there is some judgement required in assessing this risk, given the negotiations that are already underway and given the Partnership’s history of successfully obtaining financing or refinancing its debt, management believes that it will be able to conclude a refinancing of all such facilities on similar terms (including that no re-leverage is required) prior to maturity. However, no assurance can be given that all such facilities will be timely refinanced on acceptable terms.

$345 Million Term Loan Facility

In September 2021, the Partnership’s subsidiaries which own the Tordis Knutsen, the Vigdis Knutsen, the Lena Knutsen, the Anna Knutsen and the Brasil Knutsen, entered into a new $345 million senior secured credit facility in order to refinance their existing term loans (the “$345 Million Loan Facility”). The $345 Million Loan Facility consists of a term loan repayable in 20 consecutive quarterly installments, with a balloon payment of $220 million due at maturity in September 2026. The facility bears interest at a rate per annum equal to SOFR plus a Credit Adjustment Spread (“CAS”) of 0.26161% and a margin of 2.05%. The facility is guaranteed by the Partnership and secured by mortgages on the five vessels.

The $345 Million Loan Facility contains the following financial covenants:

●	Each borrower shall at all times maintain Liquidity equal to or greater than $250,000;
●	Positive working capital of the Partnership, excluding amounts in respect of liabilities for instalments on long-term debt and capital lease payments falling due within twelve (12) months after the relevant calculation date and any group intercompany balances;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The $345 Million Loan Facility also identifies various events that may trigger mandatory reduction, prepayment, and cancellation of the facility, including if the aggregate market value of the vessels is less than 125% of the outstanding balance under the facility, upon a total loss or sale of a vessel and customary events of default. As of December 31, 2024, the borrowers and the guarantors were in compliance with all covenants under this facility.

$240 Million Senior Secured Term Loan Facility

On June 2, 2023, the Partnership’s subsidiaries which own the Vessels entered into the $240 Million Loan Facility, which consists of a five-year term loan. The $240 Million Loan Facility bears interest at a rate per annum equal to SOFR plus a margin of 2.4% and is repayable in 20 consecutive quarterly installments, with a final payment at maturity in May 2028 of $85.4 million, which amount includes the balloon payment and last quarterly installment. The loan is guaranteed by the Partnership and KNOT Shuttle Tankers AS and secured by mortgages on the Vessels. The Vessels, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the $240 Million Loan Facility.

The $240 Million Loan Facility contains the following financial covenants:

●	Each borrower shall at all times maintain liquidity equal to or greater than $500,000;
●	Positive working capital of the Partnership, excluding amounts in respect of liabilities for instalments on long-term debt and capital lease payments falling due within twelve (12) months after the relevant calculation date and any group intercompany balances;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels (of which a minimum of $10 million must be cash);
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The $240 Million Loan Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the aggregate market value of the vessels is less than 130% of the outstanding balance under the $240 Million Loan Facility (or less than 166% after June 2, 2027), upon a total loss or sale of a vessel and customary events of default. As of December 31, 2024, the borrowers and the guarantors are in compliance with all covenants under this facility.

$100 Million Hilda Loan Facility

In May 2017, the Partnership’s subsidiary, Knutsen Shuttle Tankers 14 AS, which owns the vessel Hilda Knutsen, entered into a new $100 million senior secured term loan facility with Mitsubishi UFJ Lease & Finance (Hong Kong) Limited (the “$100 Million Hilda Facility”). The $100 Million Hilda Facility was repayable in 28 consecutive quarterly installments with a final payment due at maturity of $58.5 million, which included the balloon payment and last quarterly installment.

On April 5, 2024, the Partnership entered into a new three-year $60 million senior secured term loan facility with DNB (the “$60 Million Hilda Loan Facility”) as described below. The $100 Million Hilda Loan Facility was repaid in May 2024.

$60 Million Hilda Loan Facility

In May 2024, the Partnership’s subsidiary, Knutsen Shuttle Tankers 14 AS, which owns the vessel Hilda Knutsen, entered into a new $60 million senior secured term loan facility with DNB (the “$60 Million Hilda Facility”). The $60 Million Hilda Facility is repayable in 12 consecutive quarterly installments with a final payment due at maturity of $39.4 million, which includes the balloon payment and last quarterly installment. The facility bears interest at a rate per annum equal to SOFR plus a margin of 2.25%. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors. The facility matures in March 2027.

The $60 Million Hilda Facility contains the following primary financial covenants:

●	The borrower shall at all times maintain liquidity equal or greater than $500,000;
●	Positive working capital of the Partnership, excluding amounts in respect of liabilities for instalments on long-term debt and capital lease payments falling due within twelve (12) months after the relevant calculation date and any group intercompany balances;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels (of which a minimum of $10 million must be cash);
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The $60 Million Hilda Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of the vessels is less than 135% of the outstanding loan under the $60 Million Hilda Facility, upon a total loss or sale of the vessel and customary events of default. As of December 31, 2024, the borrower and the guarantors were in compliance with all covenants under this facility.

$172.5 Million Secured Loan Facility

In April 2014, KNOT Shuttle Tankers 20 AS and KNOT Shuttle Tankers 21 AS, the subsidiaries owning the Dan Cisne and Dan Sabia, as the borrowers, entered into a $172.5 million senior secured loan facility. In connection with the Partnership’s acquisition of the Dan Cisne, in December 2014, the $172.5 million senior secured loan facility was split into a tranche related to the Dan Cisne (the “Dan Cisne Facility”) and a tranche related to Dan Sabia (the “Dan Sabia Facility”).

The Dan Cisne Facility and the Dan Sabia Facility were repaid in full at their respective maturity dates in September 2023 and January 2024, with a $10.2 million and a $10.4 million payment, respectively.

$192.1 Million Secured Loan Facility

In July 2019, KNOT Shuttle Tankers 34 AS and KNOT Shuttle Tankers 35 AS, the subsidiary owning the Tove Knutsen and the Synnøve Knutsen, as the borrowers, entered into a $192.1 million secured loan facility. The loan facility is split into a tranche related to the Tove Knutsen (the “Tove Facility”) and a tranche related to the Synnøve Knutsen (the “Synnøve Facility”). The Tove Facility is repayable in quarterly installments with a final balloon payment of $66.6 million due at maturity in September 2025, which includes the balloon payment and last quarterly installment. The Synnøve Facility is repayable in quarterly installments with a final payment of $72.3 million due at maturity in October 2025, which includes the balloon payment and last quarterly installment. The facility bears interest at an annual rate equal to SOFR plus a Credit Adjustment Spread (“CAS”) of 0.26161% and a margin of 1.75%. The facility is secured by a standard security package for a vessel financing, including a vessel mortgage on the Tove Knutsen and the Synnøve Knutsen, assignments of earnings, charterparty contracts and insurance proceeds. The Partnership and KNOT Shuttle Tankers AS guarantee the facility.

The $192.1 Million Secured Loan Facility contains the following financial covenants:

●	Positive working capital of the Partnership, excluding amounts in respect of liabilities for instalments on long-term debt and capital lease payments falling due within twelve (12) months after the relevant calculation date and any group intercompany balances;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract in excess of 8 vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The $192.1 Million Secured Loan Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of either of the vessels falls below 110% of the outstanding loan, upon total loss or sale of the vessels and customary events of default. As of December 31, 2024, the borrower and the guarantors were in compliance with all covenants under this facility.

$69 Million Tuva Loan Facility

On January 15, 2021, KNOT Shuttle Tankers 31 AS, the subsidiary owning the Tuve Knutsen, as borrower, entered into a $88 million term loan facility with Nordea Bank ABP (the “$69 Million Tuva Loan Facility”). The $69 Million Tuva Loan Facility became one of the Partnership’s debt obligations upon closing of the Tuva Knutsen Acquisition on September 3, 2024. The $69 Million Tuva Loan Facility is repayable in quarterly installments with a final payment due at maturity of $57.4 million, which includes the balloon payment and last quarterly installment. The facility bears interest at a rate per annum equal to SOFR plus a margin of 2.16%. In connection with the Tuva Knutsen Acquisition, the Partnership and KNOT Shuttle Tankers AS became the sole guarantors. The facility is secured by a mortgage on the Tuva Knutsen. The facility matures in January 2027.

The $69 Million Tuva Loan Facility contains the following primary financial covenants:

●	The borrower shall at all times maintain liquidity equal or greater than $500,000;
●	Positive working capital of the Partnership, excluding amounts in respect of liabilities for instalments on long-term debt and capital lease payments falling due within twelve (12) months after the relevant calculation date and any group intercompany balances;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels (of which a minimum of $10 million must be cash);
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The $69 Million Tuva Loan Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of the Tuva Knutsen falls below 125% of the outstanding loan, upon total loss or sale of the vessel and customary events of default. As of December 31, 2024, the borrower and the guarantors were in compliance with the covenants under this facility.

Revolving Credit Facilities

On August 16, 2023, the Partnership closed the refinancing of the first of its two $25 million revolving credit facilities, with the facility being rolled over with NTT Finance Corporation. The facility will mature in August 2025, bears interest at a rate per annum equal to SOFR plus a margin of 2.23% and has a commitment fee of 0.5% on any undrawn portion of the facility. The commercial terms of the facility are substantially unchanged from the facility entered into in June 2021 with NTT Finance Corporation.

On November 15, 2023, the Partnership closed the refinancing of the second of its two $25 million revolving credit facilities, with the facility being rolled over with SBI Shinsei Bank, Limited. The new facility will mature in November 2025, bears interest at a rate per annum equal to SOFR plus a margin of 2.0% and has a commitment fee of 0.8% on the undrawn portion of the facility. The commercial terms of the facility are substantially unchanged from the facility entered into in November 2020 with SBI Shinsei Bank, Limited.

Raquel Sale and Leaseback

On December 30, 2020, the Partnership through its wholly owned subsidiary, Knutsen Shuttle Tankers 19 AS, which owned the Raquel Knutsen, agreed to enter into a sale and leaseback agreement with a Japanese-based lessor for a lease period of ten years. The closing of the transaction occurred on January 19, 2021. The gross sales price was $94.3 million, and a portion of the proceeds was used to repay the outstanding loan and cancelation of the interest rate swap agreements related to the vessel. The bareboat rate under the lease consists of a fixed element per day and there is a fixed-price purchase obligation at maturity.

Torill Sale and Leaseback

On June 30, 2022, the Partnership through its wholly owned subsidiary, Knutsen Shuttle Tankers 15 AS, which owned the Torill Knutsen, closed a sale and leaseback agreement with a Japanese-based lessor for a lease period of ten years. The gross sales price was $112.0 million, and a portion of the proceeds was used to repay the outstanding loan related to the vessel. The bareboat rate under the lease consists of a fixed element per day and there is a fixed-price purchase obligation at maturity.